RIGHT-OF-USE ASSETS - Schedule of Amounts Recognized in Consolidated Statements of Profit or Loss and Other Comprehensive Income (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of profit or loss and other comprehensive income [abstract]
Interest on lease liabilities	$ 137,282	$ 67,702	$ 10,088
Expenses relating to short-term lease and low value assets	360,199	277,005	292,897
Depreciation charge for right-of-use assets	$ 456,119	$ 237,209	$ 165,862